Financial Assets And Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trafigura [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	7.00%	19.00%
Raizen Argentina S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	41.00%	32.00%
PEMEX [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	21.00%	18.00%
Cinergia Chile S.p.a [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	1.00%	10.00%
ENAP Refineras S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	18.00%
Oil Market [Member] | Trafigura [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	16.00%	26.00%
Oil Market [Member] | Raizen Argentina S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	24.00%	20.00%
Oil Market [Member] | Trafigura Pte LTD [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	16.00%	21.00%
Oil Market [Member] | Valero Marketing and Supply Company [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	10.00%	8.00%
Oil Market [Member] | Repsol Trading USA Corp. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	10.00%
Natural Gas [Member] | Cinergia Chile S.p.a [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	30.00%	22.00%
Natural Gas [Member] | Rafael G Albanesi SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	6.00%	8.00%
Natural Gas [Member] | CAMMESA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	8.00%	7.00%
Natural Gas [Member] | Generacin Mediterrnea S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	0.00%	9.00%